UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund

(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund

(SBHVX)

SEMI-ANNUAL REPORT

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds by contacting the Funds at (866) 490-4999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (866) 490-4999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Segall Bryant & Hamill Small Cap Value Fund
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Supplemental Information	24
Expense Examples	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 88.6%
	Communications – 1.3%
13,357	GrubHub, Inc. *	$1,025,951

	Consumer Discretionary – 15.4%
1,571	Amazon.com, Inc. *	2,359,595
36,112	Aramark	1,046,165
44,334	Comcast Corp. - Class A	1,509,573
4,469	Domino's Pizza, Inc.	1,108,267
19,336	Hasbro, Inc.	1,571,050
20,846	Healthcare Services Group, Inc.	837,592
4,330	O'Reilly Automotive, Inc. *	1,490,949
31,776	TJX Cos., Inc.	1,421,658
11,681	VF Corp.	833,322
		12,178,171
	Consumer Staples – 3.3%
12,611	Estee Lauder Cos., Inc. - Class A	1,640,691
6,905	McCormick & Co., Inc.	961,452
		2,602,143
	Energy – 2.1%
8,272	Concho Resources, Inc. *	850,279
57,064	Marathon Oil Corp.	818,298
		1,668,577
	Financials – 13.6%
21,898	Air Lease Corp. - Class A	661,538
6,022	Aon PLC [1]	875,358
6,194	Berkshire Hathaway, Inc. - Class B *	1,264,691
10,913	First Republic Bank	948,340
18,974	JPMorgan Chase & Co.	1,852,242
12,070	Reinsurance Group of America, Inc.	1,692,576
17,371	Visa, Inc. - Class A	2,291,930
29,248	Zions Bancorp NA.	1,191,563
		10,778,238
	Health Care – 18.5%
26,430	Baxter International, Inc.	1,739,623
5,285	Bio-Techne Corp.	764,845
28,430	Catalent, Inc. *	886,447
13,898	Danaher Corp.	1,433,162
6,152	ICU Medical, Inc. *	1,412,684
8,895	Johnson & Johnson	1,147,900
2,190	Mettler-Toledo International, Inc. *	1,238,620
12,275	Novartis A.G. - ADR [1]	1,053,318
6,866	Thermo Fisher Scientific, Inc.	1,536,542
8,067	UnitedHealth Group, Inc.	2,009,651

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
15,765	Zoetis, Inc.	$1,348,538
		14,571,330
	Industrials – 6.2%
11,263	Honeywell International, Inc.	1,488,068
7,739	Raytheon Co.	1,186,776
39,964	Resideo Technologies, Inc. *	821,260
5,154	Roper Technologies, Inc.	1,373,644
		4,869,748
	Materials – 5.5%
15,555	Avery Dennison Corp.	1,397,306
21,493	FMC Corp.	1,589,622
16,038	Ingevity Corp. *	1,342,220
		4,329,148
	Technology – 22.7%
7,007	Adobe Systems, Inc. *	1,585,264
2,109	Alphabet, Inc. - Class C *	2,184,102
10,911	Amphenol Corp. - Class A	884,009
8,761	Apple, Inc.	1,381,960
35,186	FLIR Systems, Inc.	1,531,998
16,323	Guidewire Software, Inc. *	1,309,594
25,814	IHS Markit Ltd. * 1	1,238,298
71,028	Marvell Technology Group Ltd. [1]	1,149,943
23,149	Microchip Technology, Inc.	1,664,876
28,458	Microsoft Corp.	2,890,479
6,415	Red Hat, Inc. *	1,126,731
5,609	S&P Global, Inc.	953,193
		17,900,447

	TOTAL COMMON STOCKS (Cost $61,357,652)	69,923,753

Principal Amount
	Short-Term Investments – 11.2%
$8,831,573	UMB Money Market Fiduciary, 0.25%[2]	8,831,573

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,831,573)	8,831,573

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2018 (Unaudited)

Value
TOTAL INVESTMENTS – 99.8% (Cost $70,189,225)	$78,755,326
Other Assets in Excess of Liabilities – 0.2%	142,392

Total Net Assets – 100.0%	$78,897,718

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.7%
Health Care	18.5%
Consumer Discretionary	15.4%
Financials	13.6%
Industrials	6.2%
Materials	5.5%
Consumer Staples	3.3%
Energy	2.1%
Communications	1.3%
Total Common Stocks	88.6%
Total Short-Term Investments	11.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $70,189,225)	$78,755,326
Receivables:
Fund shares sold	180,926
Dividends and interest	51,528
Prepaid expenses	7,800
Total assets	78,995,580

Liabilities:
Payables:
Advisory fees	37,332
Shareholder servicing fees (Note 7)	4,009
Fund administration fees	9,979
Auditing fees	9,293
Fund accounting fees	8,000
Custody fees	6,797
Shareholder reporting fees	6,750
Transfer agent fees and expenses	5,815
Legal fees	5,627
Trustees' Deferred Compensation (Note 3)	1,549
Chief Compliance Officer fees	778
Trustees' fees and expenses	240
Accrued other expenses	1,693
Total liabilities	97,862

Net Assets	$78,897,718

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$71,128,859
Total distributable earnings	7,768,859
Net Assets	$78,897,718

Number of shares issued and outstanding	6,040,710
Net asset value per share	$13.06

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income:
Dividends	$427,227
Interest	7,127
Total investment income	434,354

Expenses:
Advisory fees	312,569
Fund administration fees	39,692
Shareholder servicing fees (Note 7)	38,583
Fund accounting fees	24,985
Transfer agent fees and expenses	15,305
Registration fees	11,846
Auditing fees	9,200
Custody fees	8,470
Legal fees	8,323
Shareholder reporting fees	7,562
Trustees' fees and expenses	4,029
Miscellaneous	3,529
Chief Compliance Officer fees	2,874
Insurance fees	762

Total expenses	487,729
Advisory fees waived	(68,114)
Net expenses	419,615
Net investment income	14,739

Realized and Unrealized Gain (Loss):
Net realized gain on Investments	744,972
Net change in unrealized appreciation/depreciation on Investments	(7,645,750)
Net realized and unrealized loss	(6,900,778)

Net Decrease in Net Assets from Operations	$(6,886,039)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$14,739	$(47,915)
Net realized gain on investments	744,972	1,563,331
Net change in unrealized appreciation/depreciation on investments	(7,645,750)	5,740,811
Net increase (decrease) in net assets resulting from operations	(6,886,039)	7,256,227

Distributions to Shareholders:
Distributions to shareholders[1]	(3,099,153)
Total	(3,099,153)
From net realized gain		(406,281)
Total		(406,281)

Capital Transactions:
Net proceeds from shares sold	12,689,510	16,594,999
Reinvestment of distributions	3,082,554	404,723
Cost of shares redeemed[2]	(6,519,833)	(7,681,799)
Net increase in net assets from capital transactions	9,252,231	9,317,923

Total increase (decrease) in net assets	(732,961)	16,167,869

Net Assets:
Beginning of period	79,630,679	63,462,810
End of period[3]	$78,897,718	$79,630,679

Capital Share Transactions:
Shares sold	846,159	1,156,316
Shares reinvested	237,119	28,028
Shares redeemed	(439,409)	(534,656)
Net increase in capital share transactions	643,869	649,688

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $2,803 and $3,788, respectively.
[3]	End of year net assets includes accumulated undistributed net investment loss of $14,603 for the year ended June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended June 30,				For the Period
	December 31, 2018					July 31, 2013* through
	(Unaudited)	2018	2017	2016	2015	June 30, 2014
Net asset value, beginning of period	$14.76	$13.37	$11.82	$12.25	$11.44	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	(0.01)	- [2]	- [2]	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(1.16)	1.48	1.55	- [2]	0.94	1.46
Total from investment operations	(1.16)	1.47	1.55	-	0.93	1.44

Less Distributions:
From net investment income	-	-	- [2]	-	-	-
From net realized gain	(0.54)	(0.08)	-	(0.43)	(0.12)	-
Total distributions	(0.54)	(0.08)	-	(0.43)	(0.12)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$13.06	$14.76	$13.37	$11.82	$12.25	$11.44

Total return[3]	(7.86)%[4]	11.01%	13.14%	0.07%	8.28%	14.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,898	$79,631	$63,463	$42,216	$18,468	$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%[6]	1.22%	1.40%	1.69%	2.12%	2.64%[6]
After fees waived and expenses absorbed	0.98%[6]	1.02%[5]	1.10%	1.10%	1.10%	1.10%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.13)%[6]	(0.27)%	(0.32)%	(0.59)%	(1.09)%	(1.76)%[6]
After fees waived and expenses absorbed	0.03%[6]	(0.07)%	(0.02)%	0.00%	(0.07)%	(0.22)%[6]

Portfolio turnover rate	24%[4]	37%	38%	33%	46%	36%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has agreed to contractually waive its fees to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.98% of the average daily net assets. Prior to November 1, 2017, the annual operating expense limit was 1.10%. Please see Note 3 for additional information.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.6%
	Consumer Discretionary – 9.2%
7,047	Allegiant Travel Co.	$706,250
236,885	Chico's FAS, Inc.	1,331,294
11,660	Foot Locker, Inc.	620,312
6,419	Genesco, Inc. *	284,362
11,475	Gentherm, Inc. *	458,770
9,409	HMS Holdings Corp. *	264,675
26,087	Huron Consulting Group, Inc. *	1,338,524
31,179	Jack in the Box, Inc.	2,420,426
188,290	Quanex Building Products Corp.	2,558,861
81,544	Red Lion Hotels Corp. *	668,661
		10,652,135
	Consumer Staples – 6.6%
12,804	Casey's General Stores, Inc.	1,640,705
19,408	Core-Mark Holding Co., Inc.	451,236
54,092	Flowers Foods, Inc.	999,079
109,255	Hain Celestial Group, Inc. *	1,732,784
36,049	Pilgrim's Pride Corp. *	559,120
43,835	TreeHouse Foods, Inc. *	2,222,873
		7,605,797
	Energy – 2.8%
46,085	C&J Energy Services, Inc. *	622,147
44,646	Callon Petroleum Co. *	289,752
56,601	Newfield Exploration Co. *	829,771
21,696	Oasis Petroleum, Inc. *	119,979
21,142	PDC Energy, Inc. *	629,186
33,356	World Fuel Services Corp.	714,152
		3,204,987
	Financials – 25.7%
10,811	Ameris Bancorp	342,384
45,126	Chimera Investment Corp. - REIT	804,145
28,633	Community Bank System, Inc.	1,669,304
8,044	eHealth, Inc. *	309,050
37,968	Enterprise Financial Services Corp.	1,428,736
214,598	Equity Commonwealth - REIT *	6,440,086
50,070	First Busey Corp.	1,228,718
54,941	Healthcare Trust of America, Inc. - Class A - REIT	1,390,557
39,997	IBERIABANK Corp.	2,571,007
34,167	Lakeland Financial Corp.	1,372,147
62,505	National Bank Holdings Corp. - Class A	1,929,529
99,735	Physicians Realty Trust - REIT	1,598,752
15,202	Renasant Corp.	458,796
53,539	Seacoast Banking Corp. of Florida *	1,393,085

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
47,822	Tier REIT, Inc. - REIT	$986,568
146,780	Umpqua Holdings Corp.	2,333,802
84,312	United Community Banks, Inc.	1,809,336
45,975	WesBanco, Inc.	1,686,823
		29,752,825
	Health Care – 9.8%
142,979	AngioDynamics, Inc. *	2,878,167
12,545	Cambrex Corp. *	473,699
52,358	Chembio Diagnostics, Inc. *	296,347
95,418	Hanger, Inc. *	1,808,171
25,386	Horizon Pharma PLC * 1	496,043
47,156	Meridian Bioscience, Inc.	818,628
63,280	Orthofix Medical, Inc. *	3,321,567
34,795	Premier, Inc. - Class A *	1,299,593
		11,392,215
	Industrials – 9.8%
35,422	Astec Industries, Inc.	1,069,390
53,820	AZZ, Inc.	2,172,175
12,804	EnerSys, Inc.	993,719
9,778	ESCO Technologies, Inc.	644,859
8,413	FTI Consulting, Inc. *	560,642
400,158	Great Lakes Dredge & Dock Corp. *	2,649,046
19,150	ITT, Inc.	924,371
54,867	Spartan Motors, Inc.	396,688
70,807	SPX Corp. *	1,983,304
		11,394,194
	Materials – 8.6%
19,261	Berry Global Group, Inc. *	915,475
222,236	Innophos Holdings, Inc.	5,451,449
129,331	PH Glatfelter Co.	1,262,271
97,300	Silgan Holdings, Inc.	2,298,226
		9,927,421
	Technology – 14.1%
67,154	Conduent, Inc. *	713,847
36,160	CSG Systems International, Inc.	1,148,803
121,948	FireEye, Inc. *	1,976,777
39,776	FLIR Systems, Inc.	1,731,847
24,242	KeyW Holding Corp. *	162,179
209,248	NCR Corp. *	4,829,444
75,788	Nuance Communications, Inc. *	1,002,675
124,235	Progress Software Corp.	4,409,100

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
242,202	Seachange International, Inc. *	$305,175
		16,279,847
	Utilities – 9.0%
12,693	ALLETE, Inc.	967,460
23,098	American States Water Co.	1,548,490
26,825	California Water Service Group	1,278,480
26,161	Connecticut Water Service, Inc.	1,749,386
32,433	New Jersey Resources Corp.	1,481,215
47,229	PNM Resources, Inc.	1,940,640
32,359	Portland General Electric Co.	1,483,660
		10,449,331

	TOTAL COMMON STOCKS (Cost $120,196,677)	110,658,752

Principal Amount
	Short-Term Investments – 4.9%
$5,661,253	UMB Money Market Fiduciary, 0.25%[2]	5,661,253

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,661,253)	5,661,253
	TOTAL INVESTMENTS – 100.5% (Cost $125,857,930)	116,320,005
	Liabilities in Excess of Other Assets – (0.5)%	(544,653)

	Total Net Assets – 100.0%	$115,775,352

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	25.7%
Technology	14.1%
Industrials	9.8%
Health Care	9.8%
Consumer Discretionary	9.2%
Utilities	9.0%
Materials	8.6%
Consumer Staples	6.6%
Energy	2.8%
Total Common Stocks	95.6%
Total Short-Term Investments	4.9%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $125,857,930)	$116,320,005
Receivables:
Fund shares sold	519,875
Dividends and interest	153,172
Prepaid expenses	6,188
Total assets	116,999,240

Liabilities:
Payables:
Investment securities purchased	258,748
Fund shares redeemed	832,270
Advisory fees	64,816
Shareholder servicing fees (Note 7)	8,556
Fund administration fees	13,156
Auditing fees	9,293
Custody Fees	9,108
Fund accounting fees	8,470
Transfer agent fees and expenses	5,544
Trustees' deferred compensation (Note 3)	1,583
Chief Compliance Officer fees	746
Trustees' fees and expenses	251
Accrued other expenses	11,347
Total liabilities	1,223,888

Net Assets	$115,775,352

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$123,467,614
Total accumulated deficit	(7,692,262)
Net Assets	$115,775,352

Number of shares issued and outstanding	10,684,620
Net asset value per share	$10.84

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income:
Dividends	$1,230,406
Interest	9,716
Total investment income	1,240,122

Expenses:
Advisory fees	465,969
Fund administration fees	52,169
Shareholder servicing fees (Note 7)	47,434
Fund accounting fees	29,088
Transfer agent fees and expenses	16,043
Custody fees	14,911
Registration fees	11,090
Auditing fees	9,200
Legal fees	7,323
Miscellaneous	5,724
Shareholder reporting fees	5,294
Trustees' fees and expenses	3,529
Chief Compliance Officer fees	2,874
Insurance fees	777

Total expenses	671,425
Advisory fees waived	(94,790)
Net expenses	576,635
Net investment income	663,487

Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,902,481
Net change in unrealized appreciation/depreciation on investments	(19,806,887)
Net realized and unrealized loss	(12,904,406)

Net Decrease in Net Assets from Operations	$(12,240,919)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$663,487	$344,352
Net realized gain on investments	6,902,481	6,872,725
Net change in unrealized appreciation/depreciation on investments	(19,806,887)	4,769,377
Net increase (decrease) in net assets resulting from operations	(12,240,919)	11,986,454

Distributions to Shareholders:
Distributions to Shareholders[1]	(11,088,065)
Total	(11,088,065)
From net investment income		(137,018)
From net realized gain		(5,250,629)
Total		(5,387,647)

Capital Transactions:
Net proceeds from shares sold	32,591,786	40,482,555
Reinvestment of distributions	9,987,882	4,947,595
Cost of shares redeemed[2]	(10,310,856)	(8,265,405)
Net increase in net assets from capital transactions	32,268,812	37,164,745

Total increase in net assets	8,939,828	43,763,552

Net Assets:
Beginning of period	106,835,524	63,071,972
End of period[3]	$115,775,352	$106,835,524

Capital Share Transactions:
Shares sold	2,507,715	3,181,901
Shares reinvested	919,694	395,491
Shares redeemed	(846,248)	(657,602)
Net increase in capital share transactions	2,581,161	2,919,790

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $8,242 and $2,129, respectively.
[3]	End of year net assets includes accumulated undistributed net investment income of $171,488 for the year ended June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended June 30,				For the Period
	December 31, 2018					July 31, 2013* through
	(Unaudited)	2018	2017	2016	2015	June 30, 2014
Net asset value, beginning of period	$13.18	$12.17	$10.33	$11.45	$11.39	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.05	0.01	0.03	0.02	0.03
Net realized and unrealized gain (loss)	(1.31)	1.81	1.86	(0.58)	0.53	1.45
Total from investment operations	(1.23)	1.86	1.87	(0.55)	0.55	1.48

Less Distributions:
From net investment income	(0.08)	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)
From net realized gain	(1.03)	(0.83)	(0.02)	(0.55)	(0.48)	(0.07)
Total distributions	(1.11)	(0.85)	(0.03)	(0.57)	(0.49)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.84	$13.18	$12.17	$10.33	$11.45	$11.39

Total return[3]	(9.31)%[4]	15.63%	18.07%	(4.68)%	5.21%	14.88%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115,775	$106,836	$63,072	$43,105	$30,660	$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.15%[7]	1.25%	1.39%	1.68%	1.84%	2.21%[7]
After fees waived and expenses absorbed	0.99%[7]	1.01%[5]	1.15%[6]	1.20%	1.20%	1.20%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.98%[7]	0.18%	(0.15)%	(0.20)%	(0.48)%	(0.69)%[7]
After fees waived and expenses absorbed	1.14%[7]	0.42%	0.09%	0.28%	0.16%	0.32%[7]

Portfolio turnover rate	39%[4]	59%	70%	57%	51%	55%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has agreed to contractually waive its fees to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets. Prior to November 1, 2017, the annual operating expense limit was 1.08%. Please see Note 3 for additional information.
[6]	The Advisor has agreed to voluntarily waive its fees and/or to reimburse the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.08% of the average daily net assets. Prior to February 1, 2017, the annual operating expense limit was 1.20%. Please see Note 3 for additional information.
[7]	Annualized

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018 (Unaudited)

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each Fund’s Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended June 30, 2015-2018 and the six months ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”). Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.73% and 0.80%, respectively, of each Fund’s average daily net assets. Prior to November 1, 2017, the All Cap and Small Cap Value Funds paid monthly investment advisory fee at the annual rate of 0.85% and 0.83%, respectively, of each Fund’s average daily net assets. Prior to February 1, 2017, the Small Cap Value Fund paid monthly investment advisory fee at the annual rate of 0.95% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.98% and 0.99% of average daily net assets of the All Cap Fund and Small Cap Value Fund, respectively. These agreements are in effect until October 31, 2019 and may be terminated before that date only by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018 (Unaudited)

In addition to its contractual expense limitation, the Advisor has also agreed to voluntarily waive its fees and/or to reimburse the Small Cap Value Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.08% of  the average daily net assets of the Fund’s shares from February 1, 2017 through October 31, 2017.  The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

Prior to February 1, 2017, the advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commission, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund.

For the six months ended December 31, 2018, the Advisor waived its advisory fees and absorbed other expenses totaling $68,114, and $94,790 for the All Cap and Small Cap Value Funds, respectively. Other than voluntary limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The advisor may recapture all or a portion of this amount no later than the dates stated below:

	All Cap Fund	Small Cap Value Fund
2019	$149,081	$154,304
2020	159,002	79,511
2021	147,905	141,555
2022	68,114	94,790
Total	$524,102	$470,160

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2018 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on each Fund’s Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in each Fund’s Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2018, are reported on each Fund’s Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$70,215,801	$126,120,185

Gross unrealized appreciation	$12,345,253	$6,298,453
Gross unrealized depreciation	(3,805,728)	(16,098,633)
Net unrealized appreciation (depreciation) on investments	$8,539,525	$(9,800,180)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	All Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$-	$1,698,996
Undistributed long-term capital gains	1,583,379	3,847,972
Accumulated earnings	1,583,379	5,546,968

Accumulated capital and other losses	(14,603)	-
Unrealized appreciation on investments	16,185,275	10,089,754
Total accumulated earnings	$17,754,051	$15,636,722

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018 (Unaudited)

As of June 30, 2018, All Cap Fund had $14,603 of late year losses, which are deferred until fiscal year 2019 for tax purposes. Net capital losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended June 30, 2018, and June 30, 2017 were as follows:

	All Cap Fund		Small Cap Value Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary Income	$-	$13,583	$3,303,189	$33,070
Net long-term capital gains	406,281	-	2,084,458	97,612
Total distributions paid	$406,281	$13,583	$5,387,647	$130,682

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2018 and for the year ended June 30, 2018, redemption fees were as follows:

	December 31, 2018	June 30, 2018
All Cap Fund	$2,803	$3,788
Small Cap Value Fund	8,242	2,129

Note 6 – Investment Transactions

For the six months ended December 31, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$21,232,548	$19,267,294
Small Cap Value Fund	66,279,598	42,366,410

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2018, shareholder servicing fees incurred are disclosed on each Fund’s Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$69,923,753	$-	$-	$69,923,753
Short-Term Investments	8,831,573	-	-	8,831,573
Total Investments	$78,755,326	$-	$-	$78,755,326

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018 (Unaudited)

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$110,658,752	$-	$-	$110,658,752
Short-Term Investments	5,661,253	-	-	5,661,253
Total Investments	$116,320,005	$-	$-	$116,320,005

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 10 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Note 11 – Events Subsequent to the Fiscal Year End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-20, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and the Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Fund” and together with the All Cap Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2018; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The All Cap Fund’s annualized total return for the three-year period was below the Peer Group and Custom All-Cap Growth/Blend Category Fund Universe median returns and the Russell 3000 Index return by 2.13%, 2.55%, and 3.66%, respectively. The Fund’s total return for the one-year period was below the Index return by 3.77%, the Fund Universe median return by 4.13%, and the Peer Group median return by 5.66%. The Trustees considered the Investment Advisor’s assertion that the market responded very strongly to the U.S. presidential election, with an increase in the values of both cyclical companies and large money center banks, which were two segments of the market in which the Fund was underrepresented, which caused the Fund to underperform over the three-year period. The Trustees noted that for the one-year period, the Investment Advisor attributed the Fund’s underperformance to security selection in the industrials and consumer discretionary sectors, as well as the Fund’s cash position.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Small Cap Fund’s total return for the one-year period was above the Peer Group and Small Value Fund Universe median returns and the Russell 2000 Value Index return. The Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Fund Universe median return by 0.33% and the Index return by 2.04%. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance for the three-year period relative to the Index was a result of the prevailing market sentiment during the post-election rally in 2016, which favored growth stocks over value stocks.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All Cap Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group and Custom All-Cap Growth/Blend Category Fund Universe medians. The Board considered that the Investment Advisor contractually lowered the Fund’s advisory fee from 0.85% to 0.73% effective November 1, 2017. The Board noted that the Fund’s advisory fee was higher than the advisory fee that the Investment Advisor charges its institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.05%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group median and the Small Value Fund Universe median. The Trustees considered that the Investment Advisor contractually lowered the Fund’s advisory fee from 0.95% to 0.80% effective November 1, 2017. The Trustees noted that the Fund’s advisory fee was lower than or the same as the Investment Advisor’s standard fee schedule for separate accounts managed using the Small Cap Value strategy up to the $50 million asset level, but higher than its standard fee schedule above that level. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was higher than the Investment Advisor’s fee to sub-advise a fund using the Small Cap Value strategy, but noted that serving as investment advisor to a fund generally requires more work and resources than serving as sub-advisor to a fund. The Board also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Peer Group median and the same as the Fund Universe median.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2018, noting that the Investment Advisor had waived a significant portion of its advisory fee with respect to the Small Cap Fund and had waived a portion of its advisory fee with respect to the All Cap Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the All Cap Fund and the Small Cap Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/18	12/31/18	7/1/18 – 12/31/18
Actual Performance	$ 1,000.00	$ 921.40	$ 4.75
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.27	$ 4.99

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2018 (Unaudited)

Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/18	12/31/18	7/1/18 – 12/31/18
Actual Performance	$ 1,000.00	$ 906.90	$ 4.76
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.22	$ 5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill

540 West Madison Street, Suite 1900

Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 490-4999.

Segall Bryant & Hamill Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2019